Schedule of Investments (unaudited)
November 30, 2024
iShares® Currency Hedged MSCI Japan ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 101.1%
iShares MSCI Japan ETF(a)	5,083,764	$354,287,513
Total Investment Companies (Cost: $347,776,685)		354,287,513
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(a)(b)	180,000	180,000
Total Short-Term Securities — 0.0% (Cost: $180,000)		180,000
Total Investments in Securities — 101.1% (Cost: $347,956,685)		354,467,513
Liabilities in Excess of Other Assets — (1.1)%		(4,013,496)
Net Assets — 100.0%		$350,454,017

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$157,918,478	$—	$(157,925,698)(b)	$526	$6,694	$—	—	$88,952 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	250,000	—	(70,000)(b)	—	—	180,000	180,000	2,328	—
iShares MSCI Japan ETF	400,070,506	25,619,774	(59,583,322)	3,409,601	(15,229,046)	354,287,513	5,083,764	42	—
				$3,410,127	$(15,222,352)	$354,467,513		$91,322	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	389,268,000	USD	2,569,962	JPMorgan Chase Bank N.A.	12/03/24	$31,836
JPY	318,524,000	USD	2,100,267	Natwest Markets PLC	12/03/24	28,690
JPY	53,211,220,238	USD	351,612,120	Toronto Dominion Bank	12/03/24	4,042,194
JPY	1,171,994,000	USD	7,843,358	HSBC Bank PLC	01/06/25	26,546
						4,129,266
USD	116,043	JPY	17,573,000	Bank of New York	12/03/24	(1,411)
USD	319,607,523	JPY	48,514,399,238	BNP Paribas SA	12/03/24	(4,654,077)
USD	35,492,671	JPY	5,387,040,000	HSBC Bank PLC	12/03/24	(513,344)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Currency Hedged MSCI Japan ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	353,263,180	JPY	53,211,220,238	Toronto Dominion Bank	01/06/25	$(4,048,551)
						(9,217,383)
						$(5,088,117)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$354,287,513	$—	$—	$354,287,513
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$354,467,513	$—	$—	$354,467,513
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$4,129,266	$—	$4,129,266
Liabilities
Foreign Currency Exchange Contracts	—	(9,217,383)	—	(9,217,383)
	$—	$(5,088,117)	$—	$(5,088,117)

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
JPY	Japanese Yen
USD	United States Dollar